                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Value Fund

 Schedule of Investments 5/31/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 6.5%

 Integrated Oil & Gas - 4.7%

 339,858

 Exxon Mobil Corp.

 $

 27,358,569

 Oil & Gas Exploration & Production - 1.8%

 467,173

 Cabot Oil & Gas Corp.

 $

 10,366,569

 Total Energy

 $

 37,725,138

 Materials - 5.8%

 Fertilizers & Agricultural Chemicals - 1.7%

 53,290

 Agrium, Inc.

 $

 4,920,266

 188,793

 CF Industries Holdings, Inc.

 5,078,532

 $

 9,998,798

 Specialty Chemicals - 1.0%

 53,573

 PPG Industries, Inc.

 $

 5,698,024

 Paper Packaging - 3.1%

 404,436

 Sealed Air Corp.

 $

 17,965,047

 Total Materials

 $

 33,661,869

 Capital Goods - 10.7%

 Aerospace & Defense - 5.0%

 173,603

 Raytheon Co.

 $

 28,472,628

 Building Products - 3.5%

 546,614

 Masco Corp.

 $

 20,361,372

 Industrial Machinery - 2.2%

 42,479

 Illinois Tool Works, Inc.

 $

 5,998,884

 76,396

 Ingersoll-Rand Plc

 6,845,082

 $

 12,843,966

 Total Capital Goods

 $

 61,677,966

 Transportation - 0.8%

 Trucking - 0.8%

 57,233

 JB Hunt Transport Services, Inc.

 $

 4,886,554

 Total Transportation

 $

 4,886,554

 Automobiles & Components - 3.1%

 Auto Parts & Equipment - 3.1%

 200,077

 Delphi Automotive Plc

 $

 17,600,774

 Total Automobiles & Components

 $

 17,600,774

 Consumer Durables & Apparel - 1.9%

 Footwear - 1.9%

 201,665

 NIKE, Inc. (Class B)

 $

 10,686,228

 Total Consumer Durables & Apparel

 $

 10,686,228

 Media - 4.8%

 Cable & Satellite - 4.8%

 659,351

 Comcast Corp.

 $

 27,488,343

 Total Media

 $

 27,488,343

 Food & Staples Retailing - 3.4%

 Drug Retail - 2.9%

 216,843

 CVS Health Corp.

 $

 16,660,048

 Food Retail - 0.5%

 79,623

 Whole Foods Market, Inc.

 $

 2,786,009

 Total Food & Staples Retailing

 $

 19,446,057

 Food, Beverage & Tobacco - 3.9%

 Brewers - 1.2%

 75,730

 Molson Coors Brewing Co. (Class B)

 $

 7,178,447

 Packaged Foods & Meats - 2.7%

 146,585

 McCormick & Co., Inc.

 $

 15,266,828

 Total Food, Beverage & Tobacco

 $

 22,445,275

 Health Care Equipment & Services - 4.6%

 Health Care Supplies - 2.5%

 64,654

 The Cooper Companies, Inc.

 $

 14,143,062

 Managed Health Care - 2.1%

 169,446

 Centene Corp. *

 $

 12,306,863

 Total Health Care Equipment & Services

 $

 26,449,925

 Pharmaceuticals, Biotechnology & Life Sciences - 7.8%

 Pharmaceuticals - 7.8%

 162,455

 Johnson & Johnson

 $

 20,834,854

 748,867

 Pfizer, Inc.

 24,450,508

 $

 45,285,362

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 45,285,362

 Banks - 12.2%

 Diversified Banks - 7.2%

 376,840

 JPMorgan Chase & Co.

 $

 30,957,404

 204,092

 US Bancorp

 10,386,242

 $

 41,343,646

 Regional Banks - 5.0%

 242,919

 The PNC Financial Services Group, Inc.

 $

 28,834,485

 Total Banks

 $

 70,178,131

 Diversified Financials - 11.4%

 Consumer Finance - 1.4%

 292,422

 Synchrony Financial

 $

 7,851,531

 Asset Management & Custody Banks - 5.7%

 66,453

 BlackRock, Inc.

 $

 27,195,226

 180,059

 Invesco, Ltd.

 5,707,870

 $

 32,903,096

 Investment Banking & Brokerage - 3.3%

 500,048

 The Charles Schwab Corp.

 $

 19,376,860

 Financial Exchanges & Data - 1.0%

 82,032

 Nasdaq, Inc.

 $

 5,549,465

 Total Diversified Financials

 $

 65,680,952

 Insurance - 4.8%

 Insurance Brokers - 3.2%

 234,649

 Marsh & McLennan Companies, Inc.

 $

 18,199,376

 Property & Casualty Insurance - 1.6%

 65,527

 Chubb, Ltd.

 $

 9,382,811

 Total Insurance

 $

 27,582,187

 Software & Services - 2.7%

 Internet Software & Services - 2.7%

 458,536

 eBay, Inc. *

 $

 15,727,785

 Total Software & Services

 $

 15,727,785

 Technology Hardware & Equipment - 4.6%

 Communications Equipment - 3.0%

 546,769

 Cisco Systems, Inc.

 $

 17,239,627

 Computer Storage & Peripherals - 1.6%

 60,517

 Apple, Inc.

 $

 9,244,577

 Total Technology Hardware & Equipment

 $

 26,484,204

 Semiconductors & Semiconductor Equipment - 3.7%

 Semiconductors - 3.7%

 607,862

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 $

 21,494,000

 Total Semiconductors & Semiconductor Equipment

 $

 21,494,000

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 2.2%

 507,975

 CenturyLink, Inc.

 $

 12,673,976

 Total Telecommunication Services

 $

 12,673,976

 Utilities - 4.7%

 Electric Utilities - 4.7%

 380,927

 American Electric Power Co., Inc.

 $

 27,342,940

 Total Utilities

 $

 27,342,940

 TOTAL COMMON STOCKS

 (Cost $520,291,472)

 $

 574,517,666

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $520,291,472) (a)

 $

 574,517,666

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 2,480,546

 NET ASSETS - 100.0%

 $

 576,998,212

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At May 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $521,396,101 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            59,593,683

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (6,472,118)

 Net unrealized appreciation

 $

            53,121,565

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
574,517,666

$
-

$
-

$
574,517,666

 Total

$
574,517,666

$
-

$
-

$
574,517,666

 During the period ended May 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 27, 2017 * Print the name and title of each signing officer under his or her signature.